Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Loss per share [Abstract]
Loss attributable to shareholders	$ (12,450)	$ (14,020)	$ (46,563)	$ (34,121)
Weighted average number of shares in issue (in shares)	68,656,960	62,029,395	65,766,044	60,710,082
Basic loss per share (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.71)	$ (0.56)
Diluted loss per share (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.71)	$ (0.56)